Income Taxes (Income Tax Benefit (Expense)) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Income tax benefit (expense)			3,790	8,427
Deferred income taxes	1,240	7,727	(165)	(2,632)
Actual income tax benefit (expense)	$ (1,240)	(7,727)	3,955	11,059